Sale of vessels previously held under Capital Leases (Details 1) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	$ 0	$ 26,771,911
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	0	27,097,348
Current portion of deferred finance fees	0	(325,437)
Total capital lease obligations	$ 0	$ 26,771,911